OTHER PAYABLES	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 5 – OTHER PAYABLES

As of June 30, 2026 and December 31, 2025, the Company reported $36,030 and $80,589 as its other payables, respectively. Other payables mainly consist of amounts due for professional services, including audit, legal, and financial reporting and filing services.